LEASES (Details Narrative)							12 Months Ended
	Dec. 30, 2022 USD ($) Facility	Nov. 01, 2022 USD ($) Agreement	Feb. 28, 2019 USD ($)	Jan. 11, 2019 USD ($)	Dec. 01, 2018 Bed	Nov. 30, 2018 Facility Bed	Dec. 31, 2022 USD ($) Facility Bed Agreement	Dec. 31, 2021 USD ($) Facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 01, 2015
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating leases number of skilled nursing facilities leased | Facility								9
Number of leased or subleased facilities | Facility							11	20
Operating leases number of skilled nursing facilities sub leased | Facility								8
Number of managed skilled nursing facilities | Facility							8
Weighted average remaining lease term facilities lessor							5 years 7 months 6 days
Number of facilities | Facility							5
Lessor, operating lease, option to extend					Each sublease has an initial term of 10 years, with renewal options
Lessor, operating lease, term of contract					10 years
Facility rent expense							$ 4,876,000	$ 6,464,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, escalation percentage, initial term, percentage							1.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, escalation percentage, initial term, percentage							3.00%
Aspire [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of subleased facilities | Facility						5
Number of facilities | Facility						5
Number of beds in skilled nursing facility | Bed						94
Third Party Operators [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of sublease agreements executed, owned by company | Facility								12
Covington Ohio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating leases number of skilled nursing facilities leased | Facility							1
Operating lease, weighted average remaining lease term							5 years 7 months 6 days
Covington Forbearance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease escalation percentage renewal term percentage											102.00%
Decrease in base rent				$ 800,000
Decrease In outstanding lease amounts				$ 500,000
Portions of rent due description							Covington has released the Company of 2/3 of the Rent Due and will release the remaining 1/3 of Rent Due on December 31, 2023, assuming the Company and its sublessee remains in compliance with the lease. During each of December 2021 and December 2022, the Company recognized approximately $0.1 million as a reduction of “Facility rent expense” on our consolidated statements of operations from the respective portions of forgiven rent.
Reduction in operating lease rent expense							$ 100,000
Eaglewood ALF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed					80
Eaglewood ALF [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Straight-line rent receivable									$ 600,000	$ 500,000
Eaglewood Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed					99
Eaglewood Care Center [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Straight-line rent receivable										400,000
Hearth and Care of Greenfield [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed					50
Lessor, operating lease, term of contract					5 years
Operating lease minimum annual rent escalation percentage					1.00%
Hearth and Care of Greenfield [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Straight-line rent receivable										200,000
The Pavilion Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed					50
The Pavilion Care Center [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Straight-line rent receivable										200,000
Covington Care Center [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Straight-line rent receivable									$ 500,000	$ 400,000
Symmetry Health Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease agreement expiration year							2030
Symmetry Health Care [Member] | Mountain Trace Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed							106
Symmetry Health Care [Member] | Sumter Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed							96
Symmetry Health Care [Member] | Georgetown Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of beds in skilled nursing facility | Bed							84
Vero Health Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessor, operating lease, term of contract			10 years
Lease start date			Mar. 01, 2019
Rent per year			$ 500,000
Operating lease, escalation percentage, initial term, percentage			2.50%
Oak Hollow Health Management, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessor, operating lease, term of contract		10 years
Number of lease agreements | Agreement		2
Facility rent expense		$ 400,000
Georgetown Health Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Facility rent expense		$ 300,000
Georgetown and Sumter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease minimum annual rent escalation percentage		2.50%
CRM [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of consent agreements | Agreement							2
Lease Termination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Nursing Facilities | Facility	8
Lease Termination Agreement [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 2,700,000
Debt instrument, interest rate	6.25%
Debt instrument, term	24 months